LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable At Present Value		$ 176
Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	$ 17,196	19,727
Interest Expense On Lease Liabilities 1	3,298	4,059
Minimum Finance Lease Payments Payable At Present Value	13,898	15,668
Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	46	186
Interest Expense On Lease Liabilities 1	1	9
Minimum Finance Lease Payments Payable At Present Value	45	177
Less than one year [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	2,249	2,575
Interest Expense On Lease Liabilities 1	618	697
Minimum Finance Lease Payments Payable At Present Value	1,631	1,878
Less than one year [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	46	109
Interest Expense On Lease Liabilities 1	1	7
Minimum Finance Lease Payments Payable At Present Value	45	102
In more than one year, but not more than two [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	2,240	2,175
Interest Expense On Lease Liabilities 1	561	621
Minimum Finance Lease Payments Payable At Present Value	1,679	1,554
In more than one year, but not more than two [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	0	77
Interest Expense On Lease Liabilities 1	0	2
Minimum Finance Lease Payments Payable At Present Value	0	75
In more than two years but not more than five [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	5,739	5,985
Interest Expense On Lease Liabilities 1	1,217	1,469
Minimum Finance Lease Payments Payable At Present Value	4,522	4,516
In more than two years but not more than five [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	0	0
Interest Expense On Lease Liabilities 1	0	0
Minimum Finance Lease Payments Payable At Present Value	0	0
More than five years [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	6,968	8,992
Interest Expense On Lease Liabilities 1	902	1,272
Minimum Finance Lease Payments Payable At Present Value	6,066	7,720
More than five years [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	0	0
Interest Expense On Lease Liabilities 1	0	0
Minimum Finance Lease Payments Payable At Present Value	$ 0	$ 0